INVENTORIES - Allowance for adjustment to net realizable value of inventories (Details) - Inventories - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for adjustment to net realizable value of inventories
Balance, beginning of year	R$ (6,119)	R$ (39,308)	R$ (13,704)
Provision for the year	(6,331)	(6,562)	(46,693)
Reversal of adjustments to net realizable value	9,143	47,259	22,028
Exchange rate variation	(68)	(7,508)	(939)
Balance, end of year	R$ (3,375)	R$ (6,119)	R$ (39,308)